Goodwill And Other Intangible Assets (Goodwill Carrying Amount) (Details) (USD $) In Thousands, unless otherwise specified				6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2012 Preliminary [Member]	Jun. 30, 2013 Asset Acquisition [Member]	Jun. 22, 2012 Asset Acquisition [Member]	Jun. 22, 2012 Asset Acquisition [Member] Preliminary [Member]
Goodwill [Line Items]
Adjustments				$ (14,766)
Goodwill	$ 295,094	$ 295,094	$ 309,860		$ 27,344	$ 42,110